Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Contractual Obligation Fiscal Year Maturity [Line Items]
Total		$ 732,378	$ 772,191
Remainder of 2018		85,366
2019		152,130
2020		160,042
2021		161,765
2022		302,573
Thereafter		130,253
Total		992,129
Ethylene Marine Export Terminal [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2018	[1]	45,000
2019		80,000
2020		30,000
Thereafter		0
Total		155,000
Secured Term Loan Facilities and Revolving Credit Facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2018		39,739
2019		70,600
2020		128,725
2021		60,600
2022		302,461
Thereafter		130,253
Total		732,378
2017 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021		100,000
Total		100,000
Office Operating Leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2018		627
2019		1,530
2020		1,317
2021		1,165
2022		112
Thereafter		0
Total		$ 4,751

[1]	On July 6, 2018 the Company made a capital contribution of $15.0 million.